Customer Advances In Excess Of Costs Incurred On Contracts In Progress (Tables)	12 Months Ended
Dec. 31, 2020
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Schedule Of Customer Advances

	December 31,
	2020	2019
Contract liabilities	$1,169,232	$786,411
Less -
Contract liabilities presented under long-term liabilities	169,073	62,830
	$1,000,159	$723,581